Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES

NOTE 8: - LEASES

The Company has entered into various operating lease agreements for certain of its offices and car leases with an original lease periods expiring between 2020 and 2028. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

Lease payments included in the measurement of the operating lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of June 30, 2019, the Company's operating lease agreements have remaining lease term ranging from 1.4 years to 8.8 years, including options to extend part of the lease agreements for additional 2 years and up to 5 years.

The following table represents the weighted-average remaining lease term and discount rate:

June 30,
2019

Weighted average remaining lease term	3 years

Weighted average discount rate	3.8%

The components of lease expense for the six month period ended June 30, 2019 were as follows:

Six months ended
June 30, 2019

Operating lease	$621
Short-term lease	70
Total lease expense	$691

Cash paid for amounts included in the measurement of operating lease liabilities was $567 during the six months ended June 30, 2019.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2019:

Operating Leases

2019 (excluding the six months ended June 30, 2019)	$669
2020	1,312
2021	1,276
2022	1,207
2023	1,092
2024 and after	1,420
Total operating lease payments	$6,976
Less: imputed interest	564
Present value of lease liabilities	$6,412